                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
THE SECURITIES ACT OF 1933                                    [X]
PRE-EFFECTIVE AMENDMENT NO.                                   [ ]
POST-EFFECTIVE AMENDMENT NO.                                  [ ]
                            ------------------------

                            OHIO NATIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)

                                One Financial Way
                             Montgomery, Ohio 45242
               (Address of Principal Executive Offices)(Zip Code)

                                 (513) 794-6230
                        (Area Code and Telephone Number)

                             Marcus L. Collins, Esq.
                            Ohio National Fund, Inc.
                                One Financial Way
                             Montgomery, Ohio 45242
                     (Name and Address of Agent for Service)

                                   Copies to:
                           W. Randolph Thompson, Esq.
                              Jones & Blouch L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                            ------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:    AS SOON AS PRACTICABLE AFTER
THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.
------------------------
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON [Date], 2003 PURSUANT TO RULE 488.
------------------------
Title of Securities Being Registered: Common Shares

THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

                            OHIO NATIONAL FUND, INC.
                            EQUITY INCOME PORTFOLIO

                            ------------------------

                       NOTICE OF MEETING OF SHAREHOLDERS

                                 MARCH   , 2003

                            ------------------------

     This is to notify you that a Meeting of the Shareholders of the Equity Income Portfolio, a series of Ohio National Fund, Inc., will be held on April 29, 2003 at 10:00 a.m., Eastern Time, at the offices of the Fund, One Financial Way, Cincinnati, Ohio 45242, for the following purposes:

     1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Equity Income Portfolio to the Blue Chip Portfolio, separate portfolios of Ohio National Fund, Inc., in exchange for shares of the Blue Chip Portfolio and the assumption by Blue Chip Portfolio of all of the liabilities of the Equity Income Portfolio, and the distribution of such shares to the shareholders of Equity Income Portfolio in complete liquidation of Equity Income Portfolio.

     2. To transact such other business as may properly come before the meeting.

     The Directors of Ohio National Fund, Inc. have fixed the close of business
on February   , 2003 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

                                        /s/ Ronald L. Benedict

                                     -------------------------------------------
                                        Ronald L. Benedict
                                        Secretary

March   , 2003

     WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                               TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----
I.      Overview of Proposal........................................    2
II.     Details of the Proposed Reorganization......................    4
III.    Voting Information..........................................    7
IV.     Information About the Funds.................................    8

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                            EQUITY INCOME PORTFOLIO,
                      A SERIES OF OHIO NATIONAL FUND, INC.

                           IN EXCHANGE FOR SHARES OF
                              BLUE CHIP PORTFOLIO,
                      A SERIES OF OHIO NATIONAL FUND, INC.

                               ONE FINANCIAL WAY
                             MONTGOMERY, OHIO 45242
                                  800-366-6654

                PROSPECTUS/PROXY STATEMENT DATED MARCH   , 2003

                                  INTRODUCTION

     This Prospectus/Proxy Statement relates to the proposed reorganization (the "Merger") of the Equity Income Portfolio (the "Equity Income Portfolio") with and into the Blue Chip Portfolio (the "Blue Chip Portfolio"). The Equity Income Portfolio and the Blue Chip Portfolio are separate series of Ohio National Fund, Inc. Ohio National Fund, Inc. is an open-end series management investment company organized as a Maryland corporation. The Equity Income Portfolio and the Blue Chip Portfolio are sometimes collectively referred to in this Prospectus/Proxy Statement as the "Portfolios" or the "Funds" and singly as a "Portfolio" or a "Fund."

     If the Merger occurs, you will become a shareholder of the Blue Chip Portfolio. The Blue Chip Portfolio seeks growth of capital and income by investing primarily in securities of high quality companies. If the Agreement and Plan of Reorganization is approved by shareholders of the Equity Income Portfolio and the Merger occurs, the Equity Income Portfolio will transfer all of its assets and liabilities to the Blue Chip Portfolio, in exchange for shares of the Blue Chip Portfolio (the "Merger Shares") with a value equal to the assets and liabilities transferred. After that exchange, shares received by the Equity Income Portfolio will be distributed pro rata to the Equity Income Portfolio's shareholders. All shareholders of the Equity Income Portfolio will receive shares of a single class of the Blue Chip Portfolio.

     If you are the owner of a variable life insurance policy or a variable annuity contract issued by The Ohio National Life Insurance Company ("ONLIC"), Ohio National Life Assurance Corporation ("ONLAC") or National Security Life and Annuity Company ("National Security"), you are not actually a Fund shareholder. The issuing insurance companies are the legal owners of the Fund's shares. Despite not having the legal status as an owner of the shares, we may refer to you as a "shareholder" and your interest as in the portfolios as "shares". The issuing life insurance companies want you to return the Voting Instructions so that they can vote the Fund shares represented by your variable insurance policy or variable annuity contract in accordance with your instructions. The persons named as proxies in the enclosed Voting Instructions intend to vote all of the shares of the portfolio, proportionately in accordance with the instructions given by those variable insurance policyholders or variable annuity contractowners who respond with their voting instructions. This Prospectus/Proxy Statement explains what you should know before investing in the Blue Chip Portfolio. Please read it carefully and keep it for future reference.

     Because shareholders of the Equity Income Portfolio are being asked to approve a transaction that will result in their receiving shares of the Blue Chip Portfolio, this Proxy Statement also serves as a Prospectus for the shares of the Blue Chip Portfolio to be issued in connection with the Merger.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

        - the current Prospectuses for the Equity Income Portfolio and the Blue Chip Portfolio, each dated May 1, 2002, each as supplemented through the date hereof (each a "Fund Prospectus");

        - the current Statement of Additional Information for the Portfolios, dated May 1, 2002, (the "Fund SAI"); and

        - the Statement of Additional Information dated May 1, 2002 relating to this Prospectus/Proxy Statement (the "Merger SAI").

        - the Funds' Annual Report for the fiscal year ended December 31, 2002 was previously provided to policyholders and contract owners on or about March 1, 2003.

     This Prospectus/Proxy Statement is accompanied by the following documents:

        - a copy of the Prospectus for the Blue Chip Portfolio;

a free copy of both the Funds' Prospectus, the SAI, the Merger SAI, or the Annual or Semi-Annual Reports, please call 800-366-6654 or write to Ohio National Fund at:

                               Ohio National Fund
                               One Financial Way
                             Montgomery, Ohio 45242

     The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

     You can lose money by investing in the Blue Chip Portfolio. The Blue Chip Portfolio may not achieve its goals, and is not intended as a complete investment program. An investment in the Blue Chip Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            I. OVERVIEW OF PROPOSAL

PROPOSED TRANSACTION

     The Directors of Ohio National Fund, on behalf of each of the Portfolio, has approved a transaction involving the reorganization of the Equity Income Portfolio with and into the Blue Chip Portfolio. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization. This Agreement will provide for the transfer of all of the assets of the Equity Income Portfolio to the Blue Chip Portfolio, in exchange for shares of the Blue Chip Portfolio, and the assumption by the Blue Chip Portfolio of all the liabilities of the Equity Income Portfolio, followed by the liquidation of the Equity Income Portfolio. A copy of the Agreement and Plan of Reorganization is included as Appendix A.

     Ohio National Investments, Inc. ("ONII") (itself and its predecessors) has been in the business of investment management since 1969. ONII is the investment adviser to both Portfolios.

     If the Proposal is approved by the shareholders of the Equity Income Portfolio, they will receive in total a number of shares of the Blue Chip Portfolio equal in value to the value of the net assets of the Equity Income Portfolio being transferred. Following the transfer (i) the Equity Income Portfolio will distribute to its shareholders a number of full and fractional shares of the Blue Chip Portfolio equal in value to the value of the net assets of in total the Equity Income Portfolio being transferred and attributable to the Equity Income Portfolio and (ii) the Equity Income Portfolio will be liquidated. The Merger is intended to be a tax-free reorganization.

     THE DIRECTORS OF OHIO NATIONAL FUND UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE EQUITY INCOME PORTFOLIO APPROVE THIS PROPOSAL.

     In reaching that conclusion, the Directors considered the relatively small size of the Equity Income Portfolio and the likelihood that it will not increase substantially in size in the foreseeable future, and that the Merger will offer shareholders of the Equity Income Portfolio the opportunity to pursue a similar investment objective in a larger Fund. The Board also considered the fact that the Blue Chip Portfolio has had better performance than the Equity Income Portfolio, that the objectives of both portfolios is to seek capital appreciation and income, that the adviser, ONII, will be paying the expenses associated with the reorganization, that the reorganization will have no tax impact on the policyholders and contract owners, that the interests of the existing shareholders will not be diluted as a result of the reorganization, and the fact that management has agreed to waive its management fee in excess of the Equity Income's management fee. In addition, the Board of Directors considered the cost to the Equity Income Portfolio's adviser of maintaining the Equity Income Portfolio at its current size and the likelihood that, in the absence of the Merger, the adviser would recommend to the Board that the Equity Income Portfolio be liquidated.

OPERATING EXPENSES

     The following tables summarize expenses:

        (1) that each Fund (or class of shares) incurred in its fiscal year ended December 31, 2002; and

        (2) that the Blue Chip Portfolio would have incurred in its most recent fiscal year, after giving effect on a pro forma combined basis to the proposed Merger as if the Merger had occurred as of the beginning of such fiscal year.

SHAREHOLDER FEES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     [TO BE PROVIDED]

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     [TO BE PROVIDED]

FEDERAL INCOME TAX CONSEQUENCES

     For federal income tax purposes, no gain or loss will be recognized by the Equity Income Portfolio or by its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each shareholder of the Equity Income Portfolio will be the same as the tax basis of that shareholder's shares in the pre-merger Fund. Unlike a traditional retail mutual fund, because the shares of the portfolio underlie variable life insurance policies and variable annuity contracts, transfers within the allocation choices already benefit from tax deferral on gains.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     The investment objectives, policies and strategies of the two Portfolios are almost identical and are summarized below. For a more detailed description of the investment techniques used by the Portfolios please see the Fund's Prospectus. For more information concerning the risks associated with investments in the Portfolios, see the Fund's Prospectus.

     The Equity Income Portfolio and the Blue Chip Portfolio have substantially similar investment objectives and principal investment strategies. The investment objective of the Equity Income Portfolio is to seek above-average income and capital appreciation by investing primarily in income-producing equity securities including common stocks, preferred stocks, real estate investment trusts and securities (including debt securities) convertible into common stock.

     The investment objective of the Blue Chip Portfolio is to seek growth of capital and income by investing primarily in securities of high quality companies.

     The two Portfolios possess somewhat different fundamental investment restrictions. If shareholders of the Equity Income Portfolio approve the Proposal, they will be subject to the current fundamental investment policies of the Blue Chip Portfolio, which will not be changing in connection with the Merger. ONII does not believe that the differences between the Portfolios' fundamental investment policies result in any material difference in the way the Portfolios currently are managed or in the way the Blue Chip Portfolio would be managed if shareholders approve the Proposal. A list of the fundamental investment policies of each of the Portfolios is included as Appendix B.

     Total return information for each class of shares of the Equity Income Portfolio and of the Blue Chip Portfolio is set forth in the chart below.

TOTAL RETURN COMPARISON AS OF 12/31/02*

                                                       SINCE
                                           1 YEAR    INCEPTION   INCEPTION DATE
                                           -------   ---------   --------------
Blue Chip Portfolio......................  -20.03%    -4.24%      May 1, 1998
Equity Income Portfolio..................  -21.47%    -6.21%      May 1, 1998

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The Equity Income Portfolio and the Blue Chip Portfolio have identical procedures concerning dividends and distributions. Each Portfolio declares and pays dividends annually. Each Portfolio distributes any net realized capital gains annually. For each Portfolio, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Closing Date (as defined in the Agreement and Plan of Reorganization), the Equity Income Portfolio will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed.

     The two Portfolios have similar procedures for purchasing shares.

     The two Portfolios have similar redemption procedures. Shares of the Blue Chip Portfolio and the Equity Income Portfolio may be redeemed at the net asset value next determined after receipt of a redemption request, on any day the New York Stock Exchange is open.

     Because the Blue Chip Portfolio and the Equity Income Portfolio pursue substantially similar investment programs, the Portfolios share similar principal risks, which include market risk (the risk that a security's price will fall in relation to, or independently from the market generally), sector risk (the risk that a certain group or category of securities will not perform as well as companies in other sectors or the market as a whole), the risks associated with investing in convertible securities (including the risk that the debt issuers could default on interest payments) as well as the risks associated with investments in foreign markets.

     See each the Fund Prospectus for further information.

                  II.  DETAILS OF THE PROPOSED REORGANIZATION

     Shareholders of the Equity Income Portfolio are being asked to approve or disapprove a Merger between the Equity Income Portfolio and the Blue Chip Portfolio. The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Equity Income Portfolio and the Blue Chip Portfolio (the "Agreement"), a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

     The Agreement provides, among other things, for the transfer of all of the assets of the Equity Income Portfolio to the Blue Chip Portfolio in exchange for
(i) the issuance to the Equity Income Portfolio of shares of the Blue Chip Portfolio ("Merger Shares"), the number of which will be calculated based on the value of the net assets of the Equity Income Portfolio acquired by the Blue Chip Portfolio and (ii) the assumption by the Blue Chip Portfolio of all of the liabilities of the Equity Income Portfolio, all as more fully described below under "Information Applicable to the Proposal."

     After receipt of the Merger Shares, the Equity Income Portfolio will cause the Merger Shares to be distributed to its shareholders, in complete liquidation of the Equity Income Portfolio. Each shareholder holding shares of the Equity Income Portfolio will receive a number of full and fractional shares of the Blue Chip Portfolio equal in value at the date of the exchange to the aggregate value of the shareholder's holding in the Equity Income Portfolio.

     BOARD OF DIRECTORS' RECOMMENDATION. THE BOARD OF DIRECTORS OF OHIO NATIONAL FUND, INC. HAS VOTED UNANIMOUSLY TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE PROPOSED MERGER, AND TO RECOMMEND THAT SHAREHOLDERS OF THE EQUITY INCOME PORTFOLIO ALSO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION FOR SUCH FUND WITH AND INTO THE BLUE CHIP PORTFOLIO.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

     The Board of Directors of Ohio National Fund, Inc., including all of its Directors who are not "interested persons" of Ohio National Fund, Inc. (the "Independent Directors"), has determined that the Merger would be in the best interests of the Equity Income Portfolio, and that the interests of the Equity Income Portfolio's shareholders would not be diluted as a result of effecting the Merger. At a meeting held on May 23, 2002, the Board approved the proposed Merger and recommended its approval by shareholders. The principal reasons why the Board of Directors is recommending the Merger are as follows:

        (i) APPROPRIATE INVESTMENT OBJECTIVES, ETC. The investment objective, policies, and restrictions of the Blue Chip Portfolio are similar to those of the Equity Income Portfolio, and the Directors believe that an investment in shares of the Blue Chip Portfolio will provide shareholders with an investment opportunity comparable to that currently afforded by the Equity Income Portfolio.

        (ii) LOWER OPERATING EXPENSES. The Directors considered that the operating expenses of the Blue Chip Portfolio after the Merger are expected to be lower than the operating expenses borne by the Equity Income Portfolio (assuming that the voluntary expense limitation currently in effect for the Blue Chip Portfolio will be continued).

        (iii) ADVANTAGE OF ECONOMIES OF SCALE. The Directors also considered the advantages of combining two Portfolios that share substantially the same investment objectives, styles and holdings. The Directors believe that by combining the Portfolios, the shareholders continue to have available to them a Portfolio with the same investment objective, but can at the same time take advantage of the economies of scale associated with a larger fund rather than two separate funds. Expenses such as audit expenses and bookkeeping expenses that are charged on a per portfolio basis will be reduced and the brokerage expenses will be less because of the elimination of purchasing the same securities for portfolios.

        (iv) COSTS OF THE REORGANIZATION. The Directors considered the fact that the Adviser, Ohio National Investments will be paying the costs of the reorganization.

        (v) PERFORMANCE. The Directors also considered the fact that the Blue Chip Portfolio has performed better than the Equity Income Portfolio since their inception.

        (vi) TAX STATUS. The Directors further considered the fact that the reorganization would have no tax effect on the policyholders and contract owners.

        (vii) DILUTION. And lastly, the Directors considered the fact that the reorganization will not dilute the interest of the current Shareholders.

INFORMATION APPLICABLE TO THE PROPOSAL

     AGREEMENT AND PLAN OF REORGANIZATION. If approved by shareholders of the Equity Income Portfolio, the Merger is expected to occur on or around May 1, 2003, pursuant to the Agreement and Plan of Reorganization. Please review the Form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Appendix A. Under the Agreement and Plan of Reorganization, the Equity Income Portfolio will transfer all of its assets and liabilities to the Blue Chip Portfolio, in exchange for the issuance of shares of the Blue Chip Portfolio having an aggregate net asset value equal to the net asset value of the transferred assets minus liabilities, all as of the Closing Date (defined in the Agreement to be May 1, 2003 or such other date as may be agreed upon by the Blue Chip Portfolio and the Equity Income Portfolio). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement and Plan of Reorganization in Appendix A.

     Immediately following the Closing Date, the Merger Shares received by the Equity Income Portfolio will be distributed pro rata to its shareholders of record as of the close of business on the Closing Date. As a result of the proposed transaction, each holder of shares of the Equity Income Portfolio will receive a number of full and fractional shares of the Blue Chip Portfolio, equal in aggregate value at the Closing Date to the value of the shares of the Equity Income Portfolio held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Blue Chip Portfolio in the names of the Equity Income Portfolio shareholders, each account representing the respective number of full and fractional Merger Shares due such shareholder. Because the shares of the Blue Chip Portfolio will not be represented by certificates, certificates for Merger Shares will not be issued.

     The consummation of the transactions contemplated by the Proposal is subject to the conditions set forth in the Agreement in each instance, any of which conditions may be waived, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated, and the Merger abandoned, at any time prior to the Closing Date, before or after approval by the shareholders of the Equity Income Portfolio, by mutual consent of the Portfolios or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

     All legal and accounting fees and expenses, printing expenses, and other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Proposal under the Agreement will be borne by ONII (or its affiliates). Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

     DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to the Equity Income Portfolio's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are shares of the Blue Chip Portfolio. Equity Income Portfolio shareholders will receive shares of the Blue Chip Portfolio in the Merger.

     ORGANIZATION. Each of the Merger Shares will be fully paid and non-assessable by the Blue Chip Portfolio when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Articles of Incorporation of Ohio National Fund (the "Articles") permit the Fund to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine.

     FEDERAL INCOME TAX CONSEQUENCES. The Merger is intended to be a tax-free reorganization. As a condition to the Equity Income Portfolio's obligations to consummate the Merger, the Equity Income Portfolio will receive an opinion from counsel to the Equity Income Portfolio to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Equity Income Portfolio as a result of each reorganization; (ii) under Section 354 of the code, no gain or loss will be recognized by shareholders of the Equity Income Portfolio on the distribution of Merger Shares to them in exchange for their shares of the Equity Income Portfolio; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Equity Income Portfolio's shareholders receive in place of their Equity Income Portfolio shares will be the same as the basis of those shareholders' Equity Income Portfolio shares; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Equity Income Portfolio shares exchanged for the Merger Shares, provided that the shareholder held the Equity Income Portfolio shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Blue Chip Portfolio as a result of the reorganizations; (vi) under Section 362(b) of the Code, the Blue Chip Portfolio's tax basis in the assets that the Blue Chip Portfolio receives from the Equity Income Portfolio will be the same as the Equity Income Portfolio's basis in such assets; and (vii) under Section 1223(2) of the Code, the Blue Chip Portfolio's holding period in such assets will include the Equity Income Portfolios' holding period in such assets. The opinion will be based on certain factual certifications made by officers of ONII, and will also be based on customary assumptions.

     Because the Fund's shares are only sold to life insurance companies to support variable benefits under variable life insurance and variable annuity contracts, the policyholders and contractowners are not directly impacted by the tax status of the transaction. Policyholders and contractowners already enjoy tax deferral for transfers within their contracts or policies.

     Prior to the Exchange Date, the Equity Income Portfolio will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

     CAPITALIZATION. The following table shows the capitalization of the Blue Chip Portfolio and the Equity Income Portfolio as of December 31, 2002, and of the Blue Chip Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition by the Blue Chip Portfolio of the assets and liabilities of the Equity Income Portfolio at net asset value:

                             CAPITALIZATION TABLES
                               DECEMBER 31, 2002
                                  (UNAUDITED)

                                [TO BE PROVIDED]

     Pro forma financial statements of the Blue Chip Portfolio as of and for the fiscal year ended December 31, 2002 are incorporated by reference in the Merger SAI. Because the Agreement provides that the Blue Chip Portfolio will be the surviving Fund following the Merger, the pro forma financial statements reflect the transfer of the assets and liabilities of each class of the Equity Income Portfolio to the Blue Chip Portfolio, as contemplated by the Agreement.

     As of [date] the net assets of the two portfolios were within 10% of each other, therefore, pursuant to federal securities regulations regarding this filing, pro-forma financial statements showing the effect of the merger need not be prepared. However, because the portfolios are managed in a very similar fashion, Management asserts that the holding of the newly merged Blue Chip Portfolio will be essentially the same and the new merged portfolio will adopt the fees structure currently in place for the Blue Chip Portfolio.

                            III.  VOTING INFORMATION

     REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger for the Equity Income Portfolio will require the affirmative vote of a majority of the outstanding shares of the Equity Income Portfolio.

     RECORD DATE, QUORUM AND METHOD OF TABULATION.  Shareholders of record of
the Equity Income Portfolio at the close of business on [            , 2003]
(the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of a majority (as defined by the Investment Company Act of 1940) of the outstanding shares of the Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionately.

     Votes cast by proxy or in person at the Meeting will be counted by persons appointed by ONII or the Fund as tellers for the Meeting. The tellers will count the total number of votes cast "FOR" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes will be cast in proportion to the vote received from other shareholders.

     SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Equity Income Portfolio, there were issued and
outstanding [     ] common shares           par value of the Equity Income
Portfolio.

     As of the Record Date, the Officers and Directors Ohio National Fund, Inc. as a group beneficially owned less than 1% of the outstanding shares of the Equity Income Portfolio. As of the Record Date, to the best of the knowledge of the Equity Income Portfolio, the following persons owned of record or beneficially 5% or more of any class of the outstanding shares of the Equity Income Portfolio:

                                [TO BE SUPPLIED]

     SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Directors of Ohio National Fund, Inc. and the employees of ONII and its affiliates.

     REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of Ohio National Fund, Inc., at One Financial Way, Cincinnati, Ohio 45242), in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of Ohio National Fund, Inc. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made with regard to the applicable proposal (set forth in the Notice of Meeting), to approve the Proposal.

     ADJOURNMENT. If sufficient votes in favor the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies received and for which they are entitled to vote.

     SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. Ohio National Fund's Articles of Incorporation do not provide for annual meetings of shareholders, and management of the Fund does not currently intend to hold such a meeting for shareholders in 2003. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Equity Income Portfolio's shareholders must be received by Ohio National Fund, Inc. a reasonable period of time prior to any such meeting. If the Merger described in this Prospectus/Proxy Statement is consummated, there will be no further meetings of the shareholders of the Equity Income Portfolio.

     OTHER MATTERS. The Directors of Ohio National Fund, Inc. know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Directors' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                        IV.  INFORMATION ABOUT THE FUNDS

     Other information regarding the Funds, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Merger SAI, the Funds' Prospectuses, each Fund's SAI, and the Annual and Semi-Annual Reports, which are available upon request by calling 513-794-6100.

     Ohio National Fund, Inc. is subject to the informational requirements of the Securities Exchange Act of 1934, and accordingly files reports and other information with the Securities and Exchange Commission. Reports and other information filed by Ohio National Fund, Inc. with respect to the Fund can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450

Fifth Street, N.W., Washington, D.C. 20549; and 233 Broadway, New York, New York 10279. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at www.sec.gov.

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                               OHIO NATIONAL FUND
                     EQUITY INCOME AND BLUE CHIP PORTFOLIOS
                       PLAN OF MERGER AND REORGANIZATION

     This plan of merger and reorganization has been entered into on the 23rd day of May, 2002, by the OHIO NATIONAL FUND, INC. ("the Fund"), an Ohio Corporation, on behalf of its EQUITY INCOME and BLUE CHIP PORTFOLIOS ("the Portfolios").

     WHEREAS, the Fund is a registered investment company under the Investment Company Act of 1940 as amended (the "1940 Act");

     WHEREAS the Board of Directors of the Fund has determined that the transaction described herein are in the best interests of the shareholders of each of the Portfolios;

     WHEREAS the Board of Directors has determined that the transaction described herein will not dilute the shares of any shareholder of the Portfolios;

     WHEREAS the Board of Directors has determined that the transaction described herein will provide for the equitable liquidation and distribution of the shares of the EQUITY INCOME PORTFOLIO;

     WHEREAS Section 2.03 of the Fund's By-laws authorizes the Board of Directors to direct the management of the business and affairs of the Fund;

     WHEREAS the Board of Directors has agreed that the existing EQUITY INCOME PORTFOLIO should be merged into the BLUE CHIP PORTFOLIO; and

     WHEREAS the Board of Directors has recommended that this plan of merger and reorganization be approved by the shareholders of the EQUITY INCOME PORTFOLIO,

     NOW, THEREFORE, all the assets, liabilities and interests of the EQUITY INCOME PORTFOLIO shall be transferred on the closing date to the BLUE CHIP PORTFOLIO as described below, provided however, that the transaction shall not occur unless and until this plan shall have first been approved by a majority of the shareholders of the EQUITY INCOME PORTFOLIO as provided in the Fund's By-laws.

     1. The closing date shall be a day on which the Fund is open for business and the New York Stock Exchange is open for unrestricted trading. It shall be a day determined by the Fund's management as soon as practicable after approval of this plan by the shareholders of the Equity Income Portfolio.

     2. On or before the closing date, and prior to effecting the transaction, the Fund shall have received a satisfactory written opinion of legal counsel that the transaction described herein shall qualify as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.

     3. In exchange for all of his or her shares of the Equity Income Portfolio, each shareholder of the Equity Income Portfolio shall receive a number of shares, including fractional shares, of the Blue Chip Portfolio equal in dollar value to the number of whole and fractional shares that shareholder owns in the Equity Income Portfolio. Each shareholder of the Equity Income Portfolio shall thereupon become a shareholder in the Blue Chip Portfolio.

     4. For purposes of this transaction, the shares of the Portfolios shall be determined as of 4:00 p.m., Eastern Time, on the closing date. Those valuations shall be made in the usual manner as provided in the Fund's prospectus.

     5. Upon completion of the foregoing transaction, the Equity Income Portfolio shall be terminated and no further shares shall be issued by it. The classes of the Fund's shares, representing the Equity Income Portfolio shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Directors. The Fund's Board of Directors and management shall take whatever actions are necessary under Ohio law and the 1940 Act to effect the termination of the Equity Income Portfolio.

     6. As provided in the Investment Advisory Agreement, the costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by the Adviser.

     IN WITNESS WHEREOF, Ohio National Fund, on behalf of the Equity Income Portfolio and the Blue Chip Portfolio, has caused this plan of merger and reorganization to be executed and attested in the City of Montgomery, State of Ohio, on the date first written above.

                                          OHIO NATIONAL FUND, INC.

                                          By:
                                             -----------------------------------
                                          John J. Palmer, President

                                          Attest:

                                          --------------------------------------
                                          Ronald L. Benedict, Secretary

                                 FORM OF PROXY

                            EQUITY INCOME PORTFOLIO
                      A SERIES OF OHIO NATIONAL FUND, INC.
                   PROXY SOLICITED BY THE BOARD OF DIRECTORS
            FOR A MEETING OF SHAREHOLDERS TO BE HELD APRIL 29, 2003

The undersigned hereby appoints Ronald L. Benedict and John J. Palmer, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of the Fund indicated above to be held at the offices of Ohio National Fund, Inc., One Financial Way, Montgomery, Ohio 45242 on April 29, 2003 at 10:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

     In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Directors recommend a vote FOR the proposal.

     TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All Joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, name and indicate the signer's office. If a partner, sign in the partnership name.

                                          --------------------------------------
                                          SIGNATURE

                                          --------------------------------------
                                          SIGNATURE (IF HELD JOINTLY)

                                          --------------------------------------
                                          DATE

  FOR          AGAINST          ABSTAIN
  [ ]            [ ]              [ ]

I. Proposal to approve the Agreement and Plan of Reorganization providing for the Merger of the Ohio National Fund Equity Income Portfolio into the Ohio National Fund Blue Chip Portfolio, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.

 PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                    FORM N-14
                                     PART B

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                            EQUITY INCOME PORTFOLIO,
                      A SERIES OF OHIO NATIONAL FUND, INC.

                            IN EXCHANGE FOR SHARES OF
                              BLUE CHIP PORTFOLIO,
                      A SERIES OF OHIO NATIONAL FUND, INC.

                                ONE FINANCIAL WAY
                             MONTGOMERY, OHIO 45242
                                  800-366-6654


                       STATEMENT OF ADDITIONAL INFORMATION


                                 March __, 2003


This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of the Equity Income Portfolio of Ohio National Fund, Inc. a Maryland corporation (the "Equity Income Portfolio") into the Blue Chip Portfolio, also a series of Ohio National Fund, Inc. (the "Blue Chip Portfolio").

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated March __, 2003 (the "Prospectus/Proxy Statement") of the Blue Chip Portfolio which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Equity Income Portfolio to the Blue Chip Portfolio. The Blue Chip Portfolio would distribute its shares to the Equity Income shareholders in complete liquidation of the Equity Income Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Ohio National Fund, Inc., One Financial Way, Cincinnati, Ohio 45242 or by calling 800-366-6654.

                                TABLE OF CONTENTS

I.    Additional Information about the Equity Income Portfolio and the
      Blue Chip Portfolio.............................................
II.   Financial Statements............................................

                                    FORM N-14
                                     PART B

I. Additional Information about Ohio National Fund Equity Income Portfolio.

Additional information about the Equity Income Portfolio and the Blue Chip Portfolio is incorporated by reference to the current Prospectuses (for Investor Shares and, in the case of the Equity Income Portfolio, for Advisor Shares) and Statements of Additional Information, each dated May 1, 2002 and each as supplemented through the date hereof. These Prospectuses and Statements of Additional Information have each been filed with the Securities and Exchange Commission.

II. Financial Statements.

This Statement of Additional Information incorporates by reference the Annual Reports for the year ended December 31, 2002, including the reports of KPMG, LLP, of the Equity Income Portfolio and the Blue Chip Portfolio (the "Reports"), which contain historical financial information regarding these Portfolios. The Reports have been filed with the Securities and Exchange Commission. The Reports were also sent to also sent to variable annuity contractowners and variable life insurance policyholders on or about March 1, 2003 and are incorporated by reference into this Prospectus/Proxy Statement and Statement of Additional Information.

Pro forma financial statements of the Blue Chip Portfolio are provided on the following pages. [If required]. As of [date] the net assets of the two portfolios were within 10% of each other, therefore, pursuant to federal securities regulations regarding this filing, pro-forma financial statements showing the effect of the merger need not be prepared. However, because the portfolios are managed in a very similar fashion, Management asserts that the holding of the newly merged Blue Chip Portfolio will be essentially the same and the new merged portfolio will adopt the fees structure currently in place for the Blue Chip Portfolio.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant's By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant's By-laws and Section 2-418 of the Maryland General Corporation Law.

ITEM 16. EXHIBITS.

      (1)(a) Articles of Incorporation of the Registrant (amended as of November 2, 1982) were filed as Exhibit (1) of the Registrant's Form N-1, Post-effective Amendment No. 6, on August 3, 1982.

      (1)(b) Articles Supplementary of the Registrant, effective December 30, 1992, were filed as Exhibit (1)(a) of the Registrant's Form N-1A, Post-effective amendment No. 21, on February 26, 1993.

      (1)(c) Articles Supplementary of the Registrant, effective March 1, 1994, were filed as Exhibit (1)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 24, on March 2, 1994.

      (1)(d) Articles Supplementary of the Registrant, effective December 15, 1994 were filed as Exhibit (1)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.

      (1)(e) Articles Supplementary of the Registrant, effective September 16, 1996 were filed as Exhibit (1)(d) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.

      (1)(f) Articles Supplementary of the Registrant, effective March 17, 1998, were filed as Exhibit (1)(e) of the Registrant's Form N-1A, Post-effective Amendment no. 36, on April 24, 1998.

      (2) By-laws of the Registrant (as amended March 16, 1989) were filed as Exhibit (2) of the Registrant's Form N-1A, Post-effective Amendment No. 17, on March 27, 1989.

      (3)      Not Applicable.

      (4) Form of Agreement and Plan of Reorganization--filed as Appendix A to Part A hereof.

      (5) See the following Articles and Sections in the Articles of Incorporation filed as Exhibit (a):

      (6) Sub-Advisory Agreement dated May 1, 1998 (for Equity Income and Blue Chip Portfolios) between Ohio National Investments, Inc. and Federated Investment Counseling was filed as Exhibit (5)(j) of the Registrant's Form N-1A Post-effective Amendment no. 35 on February 13, 1998.

      (7) Form of Distribution Agreement between the Registrant and Ohio National Equities Inc. dated as of [date] was filed as Exhibit (_)(_) of the Registrant's Form N-1A Post-effective Amendment no. __ on [date]

      (8)      Not Applicable.

      (9) Custody Agreement between the Registrant and Star Bank, N.A. was filed as Exhibit (8) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.

      (10)     Not Applicable.

      (11)     Opinion of Ronald L. Benedict, Esq.

      (12)     [To be filed by amendment]

      (13)(a) Fund Accounting Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC was filed as Exhibit no. (h)(1) of the Registrant's Form N-1A, Post-effective Amendment no. 41, on April 9, 2001.

      (13)(b) Transfer Agency Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC was filed as Exhibit no. (h)(2) of the Registrant's Form N-1A, Post-effective Amendment no. 41, on April 9, 2001.

      (13)(c) Service Agreement among the Registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 31, 1996.

      (13)(d) Master Repurchase Agreement between the Registrant and Star Bank, N.A. was filed as Exhibit (9)(c) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.

      (13)(e) Services Agreement (for the International Portfolio) between the Registrant and Interactive Data Corporation was filed as Exhibit
               (9)(e) of the Registrant's Form N-1A, Post-effective Amendment No. 23, on October 29, 1993.

      (13)(f) Joint Insured Agreement among the Registrant, ONE Fund, Inc., Dow Target Variable Fund LLC and Ohio National Investments, Inc. was filed as Exhibit no. (h)(6) of the Registrant's Form N-1A, Post-effective Amendment no. 37 on February 25, 1999.

      (13)(g) Agreement and Plan of Reorganization is filed as Attachment A to Part A of this registration statement.

      (14)     Consent of KPMG, LLP [TO BE PROVIDED].

      (15)     No financial statements were omitted.

      (16)     Not Applicable.

ITEM 17. UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, Registrant agrees to file, by pre-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed merger described in the Prospectus/Proxy Statement that is a part of this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                     NOTICE

Notice is hereby given that this instrument is executed on behalf of the Registrant by an Officer of the Registrant as an Officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the Directors, Officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Montgomery and the State of Ohio, on this 25th day of February, 2003.


                                          OHIO NATIONAL FUND, INC.

                                          By: /s/ John J. Palmer
                                          -----------------------------------
                                          Name:  John J. Palmer
                                          Title: President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 25th day of February, 2003.

Signature                   Title                             Date
--------------------------------------------------------------------------------

/s/ John J. Palmer          President and Director            February 25, 2003
------------------------    (Principal Executive Officer)
John J. Palmer


/s/ Dennis R. Taney         Treasurer                         February 25, 2003
------------------------    (Principal Financial and
Dennis R. Taney             Accounting Officer)


/s/ James E. Bushman        Director                          February 25, 2003
------------------------
James E. Bushman


/s/ Joseph A. Campanella    Director                          February 25, 2003
------------------------
Joseph A. Campanella


/s/ Ross Love               Director                          February 25, 2003
------------------------
Ross Love


/s/ George M. Vredeveld     Director                          February 25, 2003
------------------------
George M. Vredeveld

EXHIBIT INDEX

12         Opinion of Jones & Blouch

14(a)      Consent of [TO BE PROVIDED]